Derivatives, Sold and Purchased Credit Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value asset	$ 10	$ 12
Fair value liability	39	65
Notional amount, Protection sold	12,085	12,215
Notional amount, Protection purchased with identical underlyings	3,599	2,835
Notional amount, Net protection sold	8,486	9,380
Notional amount, Other protection purchased	18,718	22,595
Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	8,067	6,742
Corporate bonds [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value asset	7	8
Fair value liability	2	1
Notional amount, Protection sold	3,767	2,855
Notional amount, Protection purchased with identical underlyings	2,709	1,885
Notional amount, Net protection sold	1,058	970
Notional amount, Other protection purchased	3,012	2,447
Corporate bonds [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	971	707
Structured products [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value asset	0	0
Fair value liability	5	25
Notional amount, Protection sold	20	74
Notional amount, Protection purchased with identical underlyings	19	63
Notional amount, Net protection sold	1	11
Notional amount, Other protection purchased	84	111
Structured products [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	20	69
Default swap [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value asset	0	1
Fair value liability	0	0
Notional amount, Protection sold	1,582	2,542
Notional amount, Protection purchased with identical underlyings	559	550
Notional amount, Net protection sold	1,023	1,992
Notional amount, Other protection purchased	3,925	8,105
Default swap [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	731	120
Commercial [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value asset	3	3
Fair value liability	21	26
Notional amount, Protection sold	297	322
Notional amount, Protection purchased with identical underlyings	272	296
Notional amount, Net protection sold	25	26
Notional amount, Other protection purchased	75	50
Commercial [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	42	67
Asset-backed securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value asset	0	0
Fair value liability	7	8
Notional amount, Protection sold	41	41
Notional amount, Protection purchased with identical underlyings	40	41
Notional amount, Net protection sold	1	0
Notional amount, Other protection purchased	1	1
Asset-backed securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	41	41
Other credit derivatives [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value asset	0	0
Fair value liability	4	5
Notional amount, Protection sold	6,378	6,381
Notional amount, Protection purchased with identical underlyings	0	0
Notional amount, Net protection sold	6,378	6,381
Notional amount, Other protection purchased	11,621	11,881
Other credit derivatives [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	$ 6,262	$ 5,738